Segment information - Schedule of Revenue by Geography and by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Revenue	€ 507,879	€ 422,303	€ 311,490
Europe
Disclosure of operating segments [line items]
Revenue	364,218	303,203	235,406
Asia Pacific
Disclosure of operating segments [line items]
Revenue	137,404	114,322	73,023
Rest of the world
Disclosure of operating segments [line items]
Revenue	6,257	4,778	3,061
TFS
Disclosure of operating segments [line items]
Revenue	384,496	311,740	228,818
TFS | Europe
Disclosure of operating segments [line items]
Revenue	315,060	260,030	202,263
TFS | Asia Pacific
Disclosure of operating segments [line items]
Revenue	63,179	46,932	23,495
TFS | Rest of the world
Disclosure of operating segments [line items]
Revenue	6,257	4,778	3,060
Payments
Disclosure of operating segments [line items]
Revenue	93,178	83,023	61,805
Payments | Europe
Disclosure of operating segments [line items]
Revenue	18,953	15,633	12,276
Payments | Asia Pacific
Disclosure of operating segments [line items]
Revenue	74,225	67,390	49,528
Payments | Rest of the world
Disclosure of operating segments [line items]
Revenue	0	0	1
Post-Purchase Solutions
Disclosure of operating segments [line items]
Revenue	30,204	27,540	20,867
Post-Purchase Solutions | Europe
Disclosure of operating segments [line items]
Revenue	30,204	27,540	20,867
Post-Purchase Solutions | Asia Pacific
Disclosure of operating segments [line items]
Revenue	0	0	0
Post-Purchase Solutions | Rest of the world
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0